Schedule of Investments(a)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–131.08%(b)
Aerospace & Defense–4.16%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(c)	$281,000	$204,339
5.75%, 03/15/2022(c)	123,000	82,069
7.50%, 03/15/2025(c)	613,000	374,313
7.88%, 04/15/2027(c)	379,000	229,543
Spirit AeroSystems, Inc.,
7.50%, 04/15/2025(c)	258,000	257,840
4.60%, 06/15/2028	144,000	115,200
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	801,000	746,084
TransDigm, Inc.,
6.50%, 05/15/2025	336,000	325,955
6.25%, 03/15/2026(c)	256,000	262,359
Triumph Group, Inc.,
6.25%, 09/15/2024(c)	515,000	442,954
7.75%, 08/15/2025	768,000	501,999
		3,542,655
Agricultural & Farm Machinery–0.82%
Titan International, Inc., 6.50%, 11/30/2023	1,285,000	701,796
Airlines–0.46%
Delta Air Lines, Inc., 7.00%, 05/01/2025(c)	375,000	387,981
Alternative Carriers–1.32%
CenturyLink, Inc., Series Y, 7.50%, 04/01/2024	580,000	639,511
Level 3 Financing, Inc., 5.25%, 03/15/2026	466,000	483,389
		1,122,900
Aluminum–0.33%
Novelis Corp., 4.75%, 01/30/2030(c)	295,000	280,974
Apparel Retail–1.51%
L Brands, Inc.,
6.88%, 11/01/2035	776,000	645,803
6.75%, 07/01/2036	104,000	87,022
Michaels Stores, Inc., 8.00%, 07/15/2027(c)	684,000	552,203
		1,285,028
Apparel, Accessories & Luxury Goods–0.75%
Hanesbrands, Inc., 5.38%, 05/15/2025(c)	416,000	427,440
William Carter Co. (The), 5.50%, 05/15/2025(c)	207,000	213,727
		641,167
Application Software–0.18%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(c)	143,000	150,150
Auto Parts & Equipment–2.03%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(c)	400,000	337,012
	Principal Amount	Value
Auto Parts & Equipment–(continued)
Adient US LLC, 9.00%, 04/15/2025(c)	$277,000	$296,734
Clarios Global L.P., 6.75%, 05/15/2025(c)	166,000	172,882
Dana, Inc., 5.38%, 11/15/2027	357,000	343,389
Hertz Corp. (The),
7.63%, 06/01/2022(c)(d)	150,000	65,344
7.13%, 08/01/2026(c)(d)	195,000	33,607
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 05/15/2027(c)	324,000	318,675
Tenneco, Inc., 5.00%, 07/15/2026	313,000	160,524
		1,728,167
Automobile Manufacturers–3.84%
Ford Motor Co.,
8.50%, 04/21/2023	227,000	236,296
9.00%, 04/22/2025	212,000	223,660
9.63%, 04/22/2030	114,000	126,825
4.75%, 01/15/2043	327,000	251,381
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	398,000	398,995
4.39%, 01/08/2026	299,000	281,808
5.11%, 05/03/2029	395,000	370,332
General Motors Co., 6.13%, 10/01/2025	324,000	354,416
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	1,026,000	1,024,912
Motors Liquidation Co., 0.00%, 07/15/2033(d)(e)	1,640,000	0
		3,268,625
Automotive Retail–2.41%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(c)	74,000	71,271
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(c)	1,045,000	1,002,004
Lithia Motors, Inc.,
5.25%, 08/01/2025(c)	230,000	226,238
4.63%, 12/15/2027(c)	191,000	184,912
Murphy Oil USA, Inc., 4.75%, 09/15/2029	150,000	154,502
Penske Automotive Group, Inc., 5.50%, 05/15/2026	418,000	412,698
		2,051,625
Broadcasting–3.00%
AMC Networks, Inc.,
5.00%, 04/01/2024	241,000	242,356
4.75%, 08/01/2025	121,000	122,223
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	1,180,000	1,076,402
Gray Television, Inc., 7.00%, 05/15/2027(c)	105,000	111,149
iHeartCommunications, Inc., 8.38%, 05/01/2027	919,000	861,392
TV Azteca S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(c)	250,000	139,661
		2,553,183

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Building Products–0.33%
AZEK Co. LLC (The), 9.50%, 05/15/2025(c)	$67,000	$72,025
Standard Industries, Inc., 6.00%, 10/15/2025(c)	200,000	208,123
		280,148
Cable & Satellite–7.96%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(c)	450,000	474,833
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(c)	1,355,000	1,415,968
4.50%, 08/15/2030(c)	56,000	58,231
CSC Holdings LLC,
10.88%, 10/15/2025(c)	419,000	454,634
6.50%, 02/01/2029(c)	687,000	760,032
5.75%, 01/15/2030(c)	225,000	237,727
DISH DBS Corp., 5.88%, 11/15/2024	1,419,000	1,404,661
DISH Network Corp., Conv., 3.38%, 08/15/2026	511,000	451,545
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023(d)	586,000	310,642
8.50%, 10/15/2024(c)(d)	490,000	280,576
9.75%, 07/15/2025(c)(d)	256,000	148,507
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(c)	400,000	422,000
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(c)	200,000	193,537
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(c)	157,000	165,501
		6,778,394
Casinos & Gaming–4.86%
Boyd Gaming Corp.,
8.63%, 06/01/2025(c)	167,000	178,940
6.38%, 04/01/2026	230,000	229,313
6.00%, 08/15/2026	212,000	206,927
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(c)	200,000	185,016
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(c)	240,000	112,440
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(c)	279,000	279,586
MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(c)	206,000	205,452
MGM Resorts International,
7.75%, 03/15/2022	327,000	341,086
6.75%, 05/01/2025	430,000	438,600
Scientific Games International, Inc.,
8.25%, 03/15/2026(c)	163,000	149,986
7.00%, 05/15/2028(c)	286,000	252,342
Station Casinos LLC, 4.50%, 02/15/2028(c)	194,000	171,569
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(c)	586,000	584,597
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(c)	826,000	803,273
		4,139,127
	Principal Amount	Value
Coal & Consumable Fuels–1.40%
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(c)	$156,000	$153,755
4.13%, 02/15/2028(c)	109,000	101,847
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(c)	1,227,000	933,397
		1,188,999
Commodity Chemicals–1.14%
Koppers, Inc., 6.00%, 02/15/2025(c)	446,000	411,707
Olin Corp., 5.63%, 08/01/2029	617,000	559,085
		970,792
Communications Equipment–0.56%
CommScope Technologies LLC, 6.00%, 06/15/2025(c)	492,000	479,870
Construction & Engineering–0.45%
Valmont Industries, Inc., 5.00%, 10/01/2044	374,000	382,965
Construction Materials–0.34%
Cemex S.A.B. de C.V. (Mexico), 5.45%, 11/19/2029(c)	310,000	290,109
Consumer Finance–1.83%
Navient Corp.,
7.25%, 01/25/2022	225,000	224,376
7.25%, 09/25/2023	685,000	659,734
5.00%, 03/15/2027	195,000	167,334
Springleaf Finance Corp., 8.88%, 06/01/2025	485,000	505,612
		1,557,056
Copper–3.10%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(c)	1,195,000	1,087,575
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,044,000	1,036,593
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(c)	899,000	515,590
		2,639,758
Data Processing & Outsourced Services–0.77%
Alliance Data Systems Corp., 4.75%, 12/15/2024(c)	446,000	400,430
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(c)	273,000	257,615
		658,045
Department Stores–1.41%
Kohl’s Corp.,
9.50%, 05/15/2025	45,000	47,882
5.55%, 07/17/2045	373,000	292,832
Macy’s, Inc., 8.38%, 06/15/2025(c)	437,000	444,101
Nordstrom, Inc., 8.75%, 05/15/2025(c)	391,000	420,232
		1,205,047
Distributors–1.25%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(c)(f)	1,110,000	1,064,096
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Diversified Banks–1.30%
Credit Agricole S.A. (France), 8.13%(c)(g)	$488,000	$561,044
Societe Generale S.A. (France), 7.38%(c)(g)	288,000	290,601
Standard Chartered PLC (United Kingdom), 7.50%(c)(g)	245,000	252,483
		1,104,128
Diversified Capital Markets–0.22%
Credit Suisse Group AG (Switzerland), 5.10%(c)(g)	201,000	186,176
Diversified Chemicals–0.54%
Chemours Co. (The), 7.00%, 05/15/2025	210,000	204,772
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(c)	264,000	252,945
		457,717
Diversified Metals & Mining–0.87%
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(c)	532,000	485,022
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(c)	444,000	257,009
		742,031
Diversified REITs–1.55%
Colony Capital, Inc.,
Conv., 3.88%, 01/15/2021	36,000	33,365
5.00%, 04/15/2023	310,000	245,721
iStar, Inc., 4.75%, 10/01/2024	706,000	637,239
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(c)	138,000	133,149
3.75%, 02/15/2027(c)	139,000	134,461
4.13%, 08/15/2030(c)	139,000	134,461
		1,318,396
Diversified Support Services–0.36%
IAA, Inc., 5.50%, 06/15/2027(c)	303,000	308,246
Electric Utilities–0.48%
NRG Energy, Inc., 6.63%, 01/15/2027	167,000	178,242
Talen Energy Supply LLC, 7.63%, 06/01/2028(c)	232,000	234,923
		413,165
Electrical Components & Equipment–0.72%
EnerSys, 4.38%, 12/15/2027(c)	294,000	289,039
WESCO Distribution, Inc., 7.25%, 06/15/2028(c)	331,000	328,497
		617,536
Electronic Equipment & Instruments–0.54%
MTS Systems Corp., 5.75%, 08/15/2027(c)	514,000	464,430
Environmental & Facilities Services–0.54%
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(c)	97,000	102,438
Waste Pro USA, Inc., 5.50%, 02/15/2026(c)	360,000	356,913
		459,351
	Principal Amount	Value
Food Retail–1.20%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
7.50%, 03/15/2026(c)	$236,000	$263,987
5.88%, 02/15/2028(c)	328,000	351,841
Simmons Foods, Inc., 5.75%, 11/01/2024(c)	433,000	405,983
		1,021,811
Forest Products–0.39%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(c)	337,000	333,569
Gas Utilities–0.87%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	305,000	325,010
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	350,000	354,590
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(c)	58,000	59,366
		738,966
Health Care Facilities–3.37%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	375,000	380,469
Community Health Systems, Inc.,
9.88%, 06/30/2023(c)(h)	216,000	173,587
6.63%, 02/15/2025(c)	318,000	307,864
8.00%, 03/15/2026(c)	481,000	471,002
Encompass Health Corp., 4.75%, 02/01/2030	167,000	169,820
HCA, Inc.,
5.38%, 02/01/2025	440,000	484,130
5.25%, 04/15/2025	242,000	274,703
Tenet Healthcare Corp.,
8.13%, 04/01/2022	415,000	434,598
7.50%, 04/01/2025(c)	158,000	173,010
		2,869,183
Health Care REITs–0.60%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	493,000	511,194
Health Care Services–1.95%
DaVita, Inc., 4.63%, 06/01/2030(c)	230,000	229,712
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(c)	696,000	590,598
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(c)	657,000	622,911
Team Health Holdings, Inc., 6.38%, 02/01/2025(c)	392,000	218,950
		1,662,171
Home Improvement Retail–0.34%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(c)	323,000	292,068
Homebuilding–3.12%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(c)	553,000	568,313
Beazer Homes USA, Inc., 6.75%, 03/15/2025	271,000	274,698
KB Home, 4.80%, 11/15/2029	205,000	207,496
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Homebuilding–(continued)
Lennar Corp.,
8.38%, 01/15/2021	$112,000	$116,046
4.75%, 11/15/2022	135,000	141,281
5.25%, 06/01/2026	261,000	281,504
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(c)	318,000	309,454
Meritage Homes Corp., 5.13%, 06/06/2027	175,000	180,873
PulteGroup, Inc., 6.38%, 05/15/2033	13,000	14,807
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(c)	304,000	302,513
5.75%, 01/15/2028(c)	261,000	258,014
		2,654,999
Hotel & Resort REITs–0.35%
Service Properties Trust, 4.95%, 10/01/2029	373,000	299,010
Hotels, Resorts & Cruise Lines–0.70%
Carnival Corp., 11.50%, 04/01/2023(c)	303,000	323,405
Royal Caribbean Cruises Ltd.,
10.88%, 06/01/2023(c)	208,000	217,608
11.50%, 06/01/2025(c)	52,000	55,182
		596,195
Household Products–0.84%
Energizer Holdings, Inc.,
6.38%, 07/15/2026(c)	88,000	93,486
7.75%, 01/15/2027(c)	318,000	347,356
Reynolds Group Issuer, Inc./LLC, 7.00%, 07/15/2024(c)	274,000	276,097
		716,939
Housewares & Specialties–0.22%
Newell Brands, Inc., 4.88%, 06/01/2025	182,000	189,244
Human Resource & Employment Services–0.12%
ASGN, Inc., 4.63%, 05/15/2028(c)	105,000	100,294
Independent Power Producers & Energy Traders–0.56%
AES Corp. (The), 5.50%, 04/15/2025	174,000	178,892
Calpine Corp., 5.50%, 02/01/2024	294,000	297,121
		476,013
Industrial Machinery–3.19%
Clark Equipment Co. (South Korea), 5.88%, 06/01/2025(c)	152,000	157,510
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(c)	1,051,000	884,264
EnPro Industries, Inc., 5.75%, 10/15/2026	888,000	875,621
Mueller Industries, Inc., 6.00%, 03/01/2027	847,000	803,431
		2,720,826
Integrated Oil & Gas–3.29%
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	533,000	484,446
	Principal Amount	Value
Integrated Oil & Gas–(continued)
Occidental Petroleum Corp.,
2.70%, 08/15/2022	$602,000	$553,659
2.90%, 08/15/2024	340,000	272,000
3.20%, 08/15/2026	719,000	528,249
3.50%, 08/15/2029	189,000	128,048
6.20%, 03/15/2040	336,000	231,000
4.10%, 02/15/2047	499,000	291,915
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	175,000	176,004
Petroleos Mexicanos (Mexico), 5.95%, 01/28/2031(c)	170,000	138,533
		2,803,854
Integrated Telecommunication Services–5.07%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(c)	428,000	476,150
Altice France S.A. (France), 7.38%, 05/01/2026(c)	703,000	743,292
CommScope, Inc.,
6.00%, 03/01/2026(c)	501,000	528,006
8.25%, 03/01/2027(c)	169,000	176,574
Embarq Corp., 8.00%, 06/01/2036	759,000	811,622
Frontier Communications Corp.,
10.50%, 09/15/2022(d)	1,815,000	637,092
11.00%, 09/15/2025(d)	344,000	122,335
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	92,000	103,023
7.20%, 07/18/2036	433,000	497,192
Virgin Media Finance PLC (United Kingdom), 6.00%, 10/15/2024(c)	218,000	224,790
		4,320,076
Interactive Media & Services–1.86%
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(c)	240,000	235,084
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(c)	509,000	425,097
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(c)	598,000	476,809
6.63%, 08/15/2027(c)	743,000	448,783
		1,585,773
Internet & Direct Marketing Retail–0.37%
QVC, Inc., 5.45%, 08/15/2034	373,000	316,118
Internet Services & Infrastructure–0.08%
EIG Investors Corp., 10.88%, 02/01/2024	42,000	39,072
Rackspace Hosting, Inc., 8.63%, 11/15/2024(c)	25,000	26,203
		65,275
Leisure Facilities–0.08%
Viking Cruises Ltd., 13.00%, 05/15/2025(c)	65,000	70,525
Leisure Products–0.43%
Mattel, Inc., 6.75%, 12/31/2025(c)	350,000	365,787
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Managed Health Care–1.13%
Centene Corp.,
5.38%, 06/01/2026(c)	$335,000	$355,036
5.38%, 08/15/2026(c)	290,000	307,719
4.63%, 12/15/2029	280,000	302,722
		965,477
Metal & Glass Containers–1.16%
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(c)	417,000	418,211
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(c)	130,000	137,150
Trivium Packaging Finance B.V. (Netherlands),
5.50%, 08/15/2026(c)	207,000	217,642
8.50%, 08/15/2027(c)	205,000	216,750
		989,753
Movies & Entertainment–2.30%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	575,000	152,375
6.13%, 05/15/2027	611,000	157,332
AMC Entertainment, Inc., 10.50%, 04/15/2025(c)	709,000	627,465
Netflix, Inc.,
5.88%, 11/15/2028	441,000	502,822
5.38%, 11/15/2029(c)	470,000	522,833
		1,962,827
Office Services & Supplies–0.12%
Pitney Bowes, Inc., 5.70%, 04/01/2023	136,000	104,196
Oil & Gas Drilling–0.95%
Diamond Offshore Drilling, Inc., 4.88%, 11/02/2043(d)	226,000	26,149
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(c)	425,000	179,909
Precision Drilling Corp. (Canada),
6.50%, 12/15/2021	40,736	36,403
7.75%, 12/15/2023	92,000	50,130
5.25%, 11/15/2024	372,000	192,471
Transocean, Inc.,
8.00%, 02/01/2027(c)	121,000	67,155
7.50%, 04/15/2031	647,000	205,002
Valaris PLC (Saudi Arabia), 7.75%, 02/01/2026	628,000	48,259
		805,478
Oil & Gas Equipment & Services–0.54%
Calfrac Holdings L.P. (Canada),
10.88%, 03/15/2026(c)	101,200	25,300
8.50%, 06/15/2026(c)	192,000	7,680
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(c)	277,000	237,821
SESI LLC, 7.13%, 12/15/2021(c)	456,000	188,385
		459,186
Oil & Gas Exploration & Production–7.91%
Antero Resources Corp., 5.63%, 06/01/2023	794,000	463,001
Apache Corp.,
5.10%, 09/01/2040	435,000	349,185
4.75%, 04/15/2043	94,000	73,023
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(c)	$362,000	$317,878
California Resources Corp., 8.00%, 12/15/2022(c)	572,000	11,440
Callon Petroleum Co., 6.13%, 10/01/2024	746,000	248,511
Chesapeake Energy Corp., 11.50%, 01/01/2025(c)	198,000	15,345
CNX Resources Corp., 7.25%, 03/14/2027(c)	153,000	145,068
Comstock Resources, Inc., 9.75%, 08/15/2026	182,000	169,800
Continental Resources, Inc.,
4.50%, 04/15/2023	543,000	505,153
3.80%, 06/01/2024	84,000	73,500
Denbury Resources, Inc., 5.50%, 05/01/2022	314,000	12,560
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 01/30/2028(c)	162,000	158,528
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(c)(d)	410,000	8,200
EQT Corp., 3.90%, 10/01/2027	146,000	128,571
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	794,000	710,027
7.75%, 02/01/2028	308,000	288,431
Gulfport Energy Corp.,
6.63%, 05/01/2023	107,000	69,391
6.00%, 10/15/2024	738,000	434,036
Laredo Petroleum, Inc., 10.13%, 01/15/2028	162,000	111,492
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(c)	238,000	234,735
Oasis Petroleum, Inc., 6.88%, 01/15/2023	166,000	28,531
PDC Energy, Inc., 5.75%, 05/15/2026	124,000	114,936
QEP Resources, Inc.,
6.88%, 03/01/2021	591,000	415,842
5.25%, 05/01/2023	220,000	117,838
Range Resources Corp., 4.88%, 05/15/2025	343,000	287,906
SM Energy Co.,
6.75%, 09/15/2026	470,000	240,882
6.63%, 01/15/2027	90,000	46,386
Southwestern Energy Co.,
7.50%, 04/01/2026	115,000	106,163
7.75%, 10/01/2027	371,000	347,128
Whiting Petroleum Corp.,
5.75%, 03/15/2021(d)	358,000	43,071
6.25%, 04/01/2023(d)	497,000	57,155
6.63%, 01/15/2026(d)	486,000	57,423
WPX Energy, Inc.,
5.75%, 06/01/2026	258,000	258,749
5.25%, 10/15/2027	64,000	62,548
4.50%, 01/15/2030	28,000	25,716
		6,738,149
Oil & Gas Refining & Marketing–2.21%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	669,000	618,781
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Refining & Marketing–(continued)
EnLink Midstream Partners L.P., 5.60%, 04/01/2044	$321,000	$195,147
NuStar Logistics L.P., 6.00%, 06/01/2026	523,000	503,304
Parkland Corp. (Canada), 6.00%, 04/01/2026(c)	161,000	164,701
PBF Holding Co. LLC/PBF Finance Corp.,
9.25%, 05/15/2025(c)	98,000	106,351
6.00%, 02/15/2028(c)	353,000	297,620
		1,885,904
Oil & Gas Storage & Transportation–4.13%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	59,000	49,449
5.75%, 01/15/2028(c)	500,000	392,478
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	182,000	169,827
DCP Midstream Operating L.P., 5.38%, 07/15/2025	407,000	394,865
EQM Midstream Partners L.P., 5.50%, 07/15/2028	353,000	327,070
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(c)	142,000	140,203
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	889,000	620,491
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	266,000	268,023
5.13%, 02/01/2025	228,000	227,787
5.88%, 04/15/2026	267,000	272,297
5.50%, 03/01/2030(c)	115,000	114,318
Western Midstream Operating L.P.,
3.10%, 02/01/2025	176,000	164,669
4.75%, 08/15/2028	417,000	379,470
		3,520,947
Other Diversified Financial Services–3.02%
eG Global Finance PLC (United Kingdom),
6.75%, 02/07/2025(c)	478,000	485,120
8.50%, 10/30/2025(c)	240,000	250,825
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(c)	572,000	578,798
LPL Holdings, Inc., 5.75%, 09/15/2025(c)	474,000	494,266
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(c)	770,000	768,549
		2,577,558
Packaged Foods & Meats–2.91%
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(c)	176,000	180,840
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(c)	536,000	557,341
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	373,000	455,817
5.00%, 06/04/2042	348,000	358,250
5.50%, 06/01/2050(c)	477,000	498,277
	Principal Amount	Value
Packaged Foods & Meats–(continued)
Post Holdings, Inc., 5.63%, 01/15/2028(c)	$409,000	$429,375
		2,479,900
Paper Packaging–0.48%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(c)	403,000	410,304
Paper Products–1.47%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	420,000	381,425
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(c)	870,000	873,854
		1,255,279
Personal Products–0.20%
Edgewell Personal Care Co., 5.50%, 06/01/2028(c)	164,000	170,355
Pharmaceuticals–4.10%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(c)	372,000	413,919
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(c)	346,000	358,326
9.00%, 12/15/2025(c)	616,000	675,675
5.75%, 08/15/2027(c)	163,000	174,819
6.25%, 02/15/2029(c)	408,000	419,220
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(c)	275,000	215,019
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(c)	355,000	360,769
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(c)	512,000	508,961
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)	355,000	362,755
		3,489,463
Property & Casualty Insurance–0.24%
AmWINS Group, Inc., 7.75%, 07/01/2026(c)	193,000	207,757
Publishing–0.71%
Meredith Corp., 6.88%, 02/01/2026	653,000	606,738
Railroads–1.23%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(c)	1,255,000	1,046,224
Research & Consulting Services–0.32%
Dun & Bradstreet Corp. (The), 10.25%, 02/15/2027(c)	242,000	269,785
Restaurants–1.15%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(c)	411,000	416,464
IRB Holding Corp.,
7.00%, 06/15/2025(c)	115,000	119,600
6.75%, 02/15/2026(c)	476,000	447,350
		983,414
Security & Alarm Services–0.95%
Brink’s Co. (The), 4.63%, 10/15/2027(c)	379,000	355,580
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Security & Alarm Services–(continued)
Garda World Security Corp. (Canada), 9.50%, 11/01/2027(c)	$234,000	$243,403
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(c)	205,000	211,630
		810,613
Specialized Consumer Services–1.02%
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	814,000	865,738
Specialized REITs–1.27%
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(c)	274,000	278,847
Iron Mountain, Inc., 5.25%, 03/15/2028(c)	473,000	481,190
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(c)	693,000	321,306
		1,081,343
Specialty Chemicals–1.04%
Element Solutions, Inc., 5.88%, 12/01/2025(c)	541,000	557,460
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(c)	335,000	331,295
		888,755
Specialty Stores–0.57%
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(c)	444,000	483,960
Steel–0.23%
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(c)	190,000	198,550
Systems Software–0.16%
Banff Merger Sub, Inc., 9.75%, 09/01/2026(c)	136,000	136,931
Technology Hardware, Storage & Peripherals–0.24%
Dell International LLC/EMC Corp., 8.10%, 07/15/2036(c)	97,000	117,719
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 07/15/2023(c)	108,000	18,900
Presidio Holdings, Inc., 8.25%, 02/01/2028(c)	68,000	67,363
		203,982
Textiles–0.36%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(c)	491,000	309,330
Thrifts & Mortgage Finance–0.11%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(c)	100,000	90,235
Trading Companies & Distributors–1.69%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(c)(i)	430,000	321,103
Herc Holdings, Inc., 5.50%, 07/15/2027(c)	584,000	570,513
	Principal Amount		Value
Trading Companies & Distributors–(continued)
United Rentals North America, Inc.,
6.50%, 12/15/2026		$315,000	$337,385
5.50%, 05/15/2027		197,000	209,670
			1,438,671
Trucking–0.66%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.25%, 03/15/2025(c)		269,000	216,545
10.50%, 05/15/2025(c)		308,000	344,190
			560,735
Wireless Telecommunication Services–4.17%
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(c)		225,000	147,375
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(c)		213,000	11,715
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021(d)		399,000	22,943
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(c)(d)		292,000	73,912
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(c)		451,000	436,669
Sprint Capital Corp., 8.75%, 03/15/2032		348,000	501,056
Sprint Communications, Inc., 11.50%, 11/15/2021		390,000	436,517
Sprint Corp.,
7.88%, 09/15/2023		1,059,000	1,204,724
7.63%, 02/15/2025		218,000	254,924
T-Mobile USA, Inc., 6.50%, 01/15/2026		437,000	462,178
			3,552,013
Total U.S. Dollar Denominated Bonds & Notes (Cost $126,427,933)			111,679,273
Non-U.S. Dollar Denominated Bonds & Notes–0.90%(j)
Construction & Engineering–0.18%
Sarens Finance Co. NV (Belgium), 5.75%, 02/21/2027(c)	EUR	187,000	151,325
Food Retail–0.38%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(c)	GBP	300,000	322,335
Highways & Railtracks–0.13%
Rubis Terminal Infra S.A.S (France), 5.63%, 05/15/2025(c)	EUR	100,000	114,603
Pharmaceuticals–0.13%
Nidda Healthcare Holding GmbH (Germany), 3.50%, 09/30/2024(c)	EUR	100,000	108,790
Textiles–0.08%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(c)	EUR	100,000	66,048
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $848,365)			763,101
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value

Asset-Backed Securities–0.46%
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050 (Cost $417,952)(c)	$417,952	$389,942
	Shares
Money Market Funds–0.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(k)(l)	180,479	180,479
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(k)(l)	128,771	128,887
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.08%(k)(l)	206,262	$206,262
Total Money Market Funds (Cost $515,628)		515,628
TOTAL INVESTMENTS IN SECURITIES–133.04% (Cost $128,209,878)		113,347,944
BORROWINGS–(35.86)%		(30,550,000)
OTHER ASSETS LESS LIABILITIES—2.82%		2,402,787
NET ASSETS–100.00%		$85,200,731
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $64,510,158, which represented 75.72% of the Trust’s Net Assets.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $1,886,956, which represented 2.21% of the Trust’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Perpetual bond with no specified maturity date.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,845,572	$2,837,320	$(4,502,413)	$-	$-	$180,479	$1,049
Invesco Liquid Assets Portfolio, Institutional Class	1,421,814	2,587,994	(3,880,942)	(141)	162	128,887	1,442
Invesco Treasury Portfolio, Institutional Class	2,109,226	3,242,651	(5,145,615)	-	-	206,262	1,120
Total	$5,376,612	$8,667,965	$(13,528,970)	$(141)	$162	$515,628	$3,611

(l)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/28/2020	Barclays Capital	GBP	257,250	USD	317,392	$(422)
08/28/2020	Citibank N.A.	EUR	1,325,731	USD	1,459,722	(14,597)
Total Forward Foreign Currency Contracts						$(15,019)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$111,679,273	$0	$111,679,273
Non-U.S. Dollar Denominated Bonds & Notes	—	763,101	—	763,101
Asset-Backed Securities	—	389,942	—	389,942
Money Market Funds	515,628	—	—	515,628
Total Investments in Securities	515,628	112,832,316	0	113,347,944
Other Investments - Assets*
Investments Matured	—	7,685	0	7,685
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(15,019)	—	(15,019)
Total Investments	$515,628	$112,824,982	$0	$113,340,610

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco High Income Trust II